Debt - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 01, 2019
Debt Instrument [Line Items]
Unused borrowing capacity			$ 35,000
Letters of credit outstanding amount			5,000
Capitalized debt issuance costs			23,700
Loss on extinguishment of debt			(6,763)	$ 0	$ 0
Interest rate swaps
Debt Instrument [Line Items]
Cash payments from interest rate swaps	$ 200
Other Assets
Debt Instrument [Line Items]
Debt issuance costs			$ 4,300
Minimum
Debt Instrument [Line Items]
Commitment fee percentage			0.20%
Maximum
Debt Instrument [Line Items]
Commitment fee percentage			0.30%
Revolving Credit Facility
Debt Instrument [Line Items]
Credit facilities						$ 400,000
Long-term debt, term			5 years
Capitalized debt issuance costs			$ 8,300
Revolving Credit Facility | Letter of Credit
Debt Instrument [Line Items]
Unused borrowing capacity			301,100
Original U.S. Term Loan
Debt Instrument [Line Items]
Credit facilities						600,000
Line of credit facility, current borrowing capacity			600,000
Capitalized debt issuance costs			15,500
Derivative liability, notional amount			$ 170,000
Derivative variable interest rate			1.64%
Derivative fixed interest rate			3.10%
Original EURO Term Loan
Debt Instrument [Line Items]
Credit facilities						$ 150,000
Line of credit facility, current borrowing capacity			$ 150,000
Amended EURO Term Loan
Debt Instrument [Line Items]
Credit facilities		$ 150,000
Debt issuance costs		700
Amended U.S. Term Loan
Debt Instrument [Line Items]
Credit facilities		600,000
Debt issuance costs		700
Amended Revolver
Debt Instrument [Line Items]
Credit facilities		$ 500,000
Credit facility as percentage of consolidated EBITDA		100.00%
Debt issuance costs			$ 2,000
Amended Revolver | Other Assets
Debt Instrument [Line Items]
Debt issuance costs		$ 1,500
Amended Credit Facility
Debt Instrument [Line Items]
Long-term debt, term		5 years
Maximum increase in borrowing capacity		$ 300,000
Interest rate adjustment		0.10%
Maximum amount of dividends and share purchases under covenant		$ 75,000
Percentage of dividends and share repurchase of consolidated adjusted EBITDA		25.00%
Debt issuance costs		$ 2,200
Loss on extinguishment of debt		$ 6,800
Amended Credit Facility | Minimum
Debt Instrument [Line Items]
Commitment fee percentage			0.15%
Amended Credit Facility | Minimum | Alternative currency term rate plus the applicable rate
Debt Instrument [Line Items]
Variable interest rate		1.75%
Amended Credit Facility | Minimum | Term SOFR loans
Debt Instrument [Line Items]
Variable interest rate		1.00%
Amended Credit Facility | Minimum | Base rate loans rate
Debt Instrument [Line Items]
Variable interest rate		0.00%
Amended Credit Facility | Maximum
Debt Instrument [Line Items]
Consolidated net leverage ratio		2.50
Commitment fee percentage			0.275%
Amended Credit Facility | Maximum | Alternative currency term rate plus the applicable rate
Debt Instrument [Line Items]
Variable interest rate		1.00%
Amended Credit Facility | Maximum | Term SOFR loans
Debt Instrument [Line Items]
Variable interest rate		1.75%
Amended Credit Facility | Maximum | Base rate loans rate
Debt Instrument [Line Items]
Variable interest rate		0.75%
Original Revolver | Letter of Credit
Debt Instrument [Line Items]
Letters of credit outstanding amount			$ 3,000
Original Revolver | Maximum
Debt Instrument [Line Items]
Initial consolidated net debt to consolidated EBITDA ratio		4.00
Original Credit Facility and the Amended Credit Facility
Debt Instrument [Line Items]
Weighted average variable interest rate			3.00%
Previous Credit Facility
Debt Instrument [Line Items]
Weighted average variable interest rate			4.90%
Bank lines of credit and other debt obligations
Debt Instrument [Line Items]
Debt issuance costs				8,000
Bank lines of credit and other debt obligations | Other Assets
Debt Instrument [Line Items]
Debt issuance costs				4,300
Term loan | Minimum
Debt Instrument [Line Items]
Percentage of term loan borrowings			20.00%
Industrial Development Bond Due 2028
Debt Instrument [Line Items]
Industrial development revenue bond			$ 10,000	$ 10,000